Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Innovator U.S. Equity Power Buffer ETF - February
Prospectus [Line Items]
Annual Return [Percent]	12.81%	15.08%	(2.82%)	11.16%